Long-Term Licensing Agreement - Additional Information (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2021	Mar. 31, 2020
LongTerm Licensing Agreement [Line Items]
Contract with customer, liability	$ 30,756	$ 28,678	$ 30,756	$ 28,678	$ 28,515	$ 26,256	$ 22,787	$ 30,109	$ 27,874
Debt instrument, unamortized discount					2,788	3,694	$ 4,327
Licensing Agreement [Member]
LongTerm Licensing Agreement [Line Items]
Effective interest rate during the period							6.25%
Line of credit facility, annual principal payment							$ 1,200
Line of credit facility, expiration period							13 years
Contract with customer, liability	37,600		37,600		38,900	41,300	$ 45,600
Debt issuance costs, current	2,600		2,600		2,500	2,400	23,200
Interest expense, debt	600	$ 600	1,200	$ 1,300	2,500	2,700	$ 2,800
Debt instrument, unamortized discount	$ 14,000		$ 14,000		$ 15,200	$ 17,800